Goodwill And Analysis Of Goodwill Impairment - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	10.10%	9.40%	10.10%
Growth rate used to extrapolate cash flow projections	2.10%	2.10%	2.00%
United States [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	1.00%
Growth rate used to extrapolate cash flow projections	1.00%
Colombia [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	12.70%	12.10%	12.70%
Growth rate used to extrapolate cash flow projections	3.00%	3.30%	3.30%
Colombia [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	1.00%
Growth rate used to extrapolate cash flow projections	1.00%